UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05339
Investment Company Act file number

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
 (Name and address of agent for service)

972-701-5400
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2019

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2019 (Unaudited)
	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 42.78%
CONSTRUCTION
Brookfield Asset Management, Inc. - Class A (a)	3,703	$214,034	0.80%

FINANCE & INSURANCE
Aon PLC (a)	2,000	416,580	1.56
Chubb Ltd. (a)	2,200	342,452	1.29
		759,032	2.85
HEALTH CARE
Encompass Health Corp.	7,000	484,890	1.82

INFORMATION
CenturyLink, Inc.	30,500	402,905	1.51
Comcast Corp. - Class A	9,800	440,706	1.65
Discovery Communications, Inc. (b)	18,000	548,820	2.06
Microsoft Corp.	8,000	1,261,600	4.73
Oracle Corp.	3,800	201,324	0.76
		2,855,355	10.71
MANUFACTURING
Allergan PLC	2,500	477,925	1.79
Fortune Brands Home & Security, Inc.	8,500	555,390	2.09
Johnson & Johnson	1,500	218,805	0.82
PBF Energy, Inc. - Class A	12,000	376,440	1.41
The Hershey Co.	1,090	160,208	0.60
Unilever N.V. - ADR (a)	5,500	316,030	1.19
		2,104,798	7.90
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	8,000	419,920	1.58
Franco-Nevada Corp. (a)	3,600	371,880	1.39
Halliburton Co.	10,515	257,302	0.97
		1,049,102	3.94
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	3,000	380,400	1.43

RETAIL TRADE
Amazon.com, Inc. (b)	220	406,525	1.53
Hanesbrands, Inc.	25,000	371,250	1.39
Lowe’s Companies, Inc. (i)	4,500	538,920	2.02
The TJX Companies, Inc.	7,500	457,950	1.72
		1,774,645	6.66
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	1,012,424	3.80

UTILITIES
Kinder Morgan, Inc.	18,000	381,060	1.43

WHOLESALE TRADE
DuPont de Nemours, Inc.	6,000	385,200	1.44
TOTAL COMMON STOCKS (Cost $7,442,162)		11,400,940	42.78

EXCHANGE TRADED FUND - 3.41%
Sprott Physical Gold Trust (a)(b)	74,500	907,410	3.41
TOTAL EXCHANGE TRADED FUND (Cost $758,111)		907,410	3.41

CLOSED-END FUNDS - 4.90%
PIMCO Flexible Credit Income Fund - Institutional Class (f)(g)	47,619	464,289	1.74
Pioneer ILS Interval Fund (f)(g)	101,112	841,254	3.16
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,305,543	4.90

OPEN-END FUNDS - 5.69%
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	5,465	312,370	1.17
Deutsche CROCI International Fund - Class S	8,148	384,566	1.44
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	441,804	1.66
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	377,195	1.42
TOTAL OPEN-END FUNDS (Cost $1,397,292)		1,515,935	5.69

PRIVATE FUNDS - 4.48%
LLR Equity Partners V, L.P. (e)(f)(g)	620,000	591,523	2.22
LRVHealth, L.P. (b)(e)(f)(g)	75,000	53,768	0.20
Partners Group Private Equity (Master Fund) LLC - Class I (e)(f)(g)	89,425	549,908	2.06
TOTAL PRIVATE FUNDS (Cost $1,141,609)		1,195,199	4.48

REITS - 2.65%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	16,000	337,760	1.26
VEREIT, Inc.	40,000	369,600	1.39
TOTAL REITS (Cost $497,028)		707,360	2.65

ROYALTY TRUST - 7.91%
CONSTRUCTION
Texas Pacific Land Trust	2,700	2,109,294	7.91
TOTAL ROYALTY TRUST (Cost $390,001)		2,109,294	7.91

CORPORATE BONDS - 4.87%
FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022	200,000	209,094	0.79
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	150,016	0.56
JPMorgan Chase & Co., 4.625% to 11/01/2022 then 3 Month LIBOR USD + 2.580%, Perpetual (h)	233,000	234,748	0.88
Wells Fargo & Co., Series M, 3.450%, 02/13/2023	150,000	155,346	0.58
		749,204	2.81
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	207,313	0.78

RETAIL TRADE
CVS Health Corp., 3.700%, 03/09/2023	100,000	104,234	0.39
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	237,280	0.89
		341,514	1.28
TOTAL CORPORATE BONDS (Cost $1,262,731)		1,298,031	4.87

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.36%
Fannie Mae, 1.550%, 09/30/2021	200,000	199,695	0.75
United States Treasury Notes
1.875%, 01/31/2022	1,800,000	1,810,547	6.79
2.250%, 11/15/2024	1,500,000	1,539,316	5.78
2.625%, 08/31/2020	1,600,000	1,610,250	6.04
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,066,020)		5,159,808	19.36

SHORT-TERM INVESTMENT - 3.86%
MONEY MARKET FUND
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.51% (c)	1,028,317	1,028,317	3.86
TOTAL SHORT-TERM INVESTMENT (Cost $1,028,317)		1,028,317	3.86

Total Investments (Cost $20,483,271) - 99.91%		26,627,837	99.91
Other Assets in Excess of Liabilities - 0.09%		23,661	0.09
TOTAL NET ASSETS - 100.00%		$26,651,498	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of December 31, 2019.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(f)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At December 31, 2019, restricted securities represented 9.38%
of net assets of the Fund.
(g)	Illiquid security. At December 31, 2019, illiquid securities represented 9.38% of net assets of the Fund.
(h)	Variable rate security; rate disclosed is the current rate as of December 31, 2019.
(i)	Subject to call option written.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF OPTIONS WRITTEN
December 31, 2019 (Unaudited)

	Number of Contracts (a)	Value	Percent of Net Assets		Notional Value
WRITTEN CALL OPTIONS - (0.00)% (b)
Lowe’s Companies, Inc.
Expiration: January 2020, Strike Price: $125.00	45	$1,215	(0.00)%	(b)	$538,920
TOTAL OPTIONS WRITTEN (Premiums received $4,206)		$1,215	(0.00)%	(b)	$538,920

(a)	Each contract is equivalent to 100 shares of the underlying security.
(b)	Amount is less than (0.01)%.

Securities Valuation as of December 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, master limited partnerships, and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds, including open and closed-end funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds and are categorized in Level 1 of the fair value hierarchy.

      Investment Funds that are private funds (“Non-Traded Funds”) can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. As a general matter, the fair value of the Fund’s interest in investment companies that are Non-Traded Funds, will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, Concorde Financial Corporation (the “Advisor”), acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent NAV reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. It is anticipated that fair value, portfolio holdings and other value information of the Non-Traded Funds could be available on no more than a semi-annual basis, with up to a 90 day lag. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets and NAV reflected in the Schedule of Investments may differ from the reported NAV of the Fund as of December 31, 2019. Investment funds are categorized in Level 3 of the fair value hierarch unless measured at fair value using the NAV per share (or its equivalent) practical expedient in which case are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government and agency obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  As of December 31, 2019, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on December 31, 2019 is as follows:

	Security	Initial Acquisition Date		Shares	Cost	Value	% of Net Assets
	Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017		89,425	$500,000	$549,908	2.06%
	LLR Equity Partners V, L.P.	March 14, 2018		620,000	$566,609	$591,523	2.22%
	PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018		47,619	$500,000	$464,289	1.74%
	Pioneer ILS Interval Fund	August 27, 2018		101,112	$1,000,000	$841,254	3.16%
	LRVHealth, L.P.	July 16, 2019		75,000	$75,000	$53,768	0.20%

The following table summarized the inputs used to value the Fund’s investments measured at fair value as of December 31, 2019:
Categories		Practical Expedient*		Level 1	Level 2	Level 3	Total
Assets
	Common Stocks
	Construction	$-		$214,034	$-	$-	$214,034
	Finance & Insurance	-		759,032	-	-	759,032
	Health Care	-		484,890	-	-	484,890
	Information	-		2,855,355	-	-	2,855,355
	Manufacturing	-		2,104,798	-	-	2,104,798
	Mining, Quarrying & Oil & Gas Extraction	-		1,049,102	-	-	1,049,102
	Real Estate & Rental & Leasing	-		380,400	-	-	380,400
	Retail Trade	-		1,774,645	-	-	1,774,645
	Transportation & Warehousing	-		1,012,424	-	-	1,012,424
	Utilities	-		381,060	-	-	381,060
	Wholesale Trade	-		385,200	-	-	385,200
	Total Common Stocks	-		11,400,940	-	-	11,400,940
	Exchange Traded Fund	-		907,410	-	-	907,410
	Closed-End Funds	-		1,305,543	-	-	1,305,543
	Open-End Funds	-		1,515,935	-	-	1,515,935
	Private Funds	1,141,431	^	-	-	53,768	1,195,199
	REITs
	Real Estate & Rental & Leasing	-		707,360	-	-	707,360
	Total REITs	-		707,360	-	-	707,360
	Royalty Trust
	Construction	-		2,109,294	-	-	2,109,294
	Total Royalty Trust	-		2,109,294	-	-	2,109,294
	Corporate Bonds
	Finance & Insurance	-		-	749,204	-	749,204
	Information	-		-	207,313	-	207,313
	Retail Trade	-		-	341,514	-	341,514
	Total Corporate Bonds	-		-	1,298,031	-	1,298,031
	U.S. Government & Agency Obligations	-		-	5,159,808	-	5,159,808
	Short-Term Investment	-		1,028,317	-	-	1,028,317
	Total Assets	$1,141,431		$18,974,799	$6,457,839	$53,768	$26,627,837
Liabilities
	Written Call Options	$-		$1,215	$-	$-	$1,215
	Total Liabilities	$-		$1,215	$-	$-	$1,215

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^		Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
		Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments	None
		LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable

(1)
Up to 5% of the Fund’s net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

The following is a reconciliation of Level 3 assets for which significant unobserable inputs were used to determine fair value
Private Fund, at Fair Value
Balance as of October 1, 2019	$56,878
Purchases	-
Sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(3,110)
Transfers in and/or out of Level 3	-
Balance as of December 31, 2019	$53,768

The Level 3 investment as of December 31, 2019 represented 0.20% of the fund’s net assets and did not require a disclosure of significant unobservable inputs.

Derivatives at December 31, 2019 (Unaudited)

The average monthly market value of written options during the period ended December 31, 2019 was $405.

The following is a summary of the location of derivative instruments on the Funds Statements of Assets and Liabilities as of December 31, 2019:

Location on the Statements of Assets and Liabilities
Asset Derivatives, Investments, at value	Liability Derivatives, Options written, at value
$–	$1,215

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)        /s/ Gary B. Wood
Gary B. Wood, President

Date        2/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Gregory B. Wood
Gregory B. Wood, Treasurer

Date         2/26/2020